FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 2) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	$ 16,377,253	$ 13,060,653
Trading equity securities [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,517,830	1,388,172
Financial assets at fair value through profit or loss, category [member] | Trading equity securities [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	988,455	895,425
Financial assets at fair value through other comprehensive income, category [member] | Trading equity securities [member]
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	$ 529,375	$ 492,747